Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northquest Capital Fund Inc
Entity Central Index Key	0001142728
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
NORTHQUEST CAPITAL FUND INC
Shareholder Report [Line Items]
Fund Name	NorthQuest Capital Fund, Inc.
Class Name	NorthQuest Capital Fund
Trading Symbol	NQCFX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the NorthQuest Capital Fund, Inc. - NQCFX for the period January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.NorthQuestFund.com. You can also request this information by contacting us at 1-800-239-9136.
Additional Information Phone Number	1-800-239-9136
Additional Information Website	www.NorthQuestFund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NorthQuest Capital Fund, Inc.	$76	1.37%

*Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

To the Shareholders of NorthQuest Capital Fund, Inc:

Our Fund began the year at a share price of $28.57 and ended at a share price of 35.35 for the first six-months of 2026. The Fund’s total return for this period increased 23.73%. Please see the following performance comparison chart.

2026 Performance
The Fund and Other Indexes	Year-To-Date
NorthQuest Capital Fund	23.73%
Dow Jones Industrial Average	8.85%
NASDAQ Composite	12.79%
S&P500 Index with dividends reinvested	10.21%

Portfolio Adjustments

During the first half of 2026 the Fund purchased 3,000 shares of Amphenol Corp. (APH), 1,000 shares of General Aerospace (GE), 600 shares of Nvidia Corp. (NVDA), and 600 shares of Veeva Systems Inc. (VEEV).

The Fund sold all of its shares of Intuit Inc, O’Reilly Automotive Inc. and Veeva Systems Inc. The Fund decided to sell ORLY due to increases in operational expenses which reduced O’Reilly’s net profit margin. The emergence of Artificial Intelligence (AI) products caused the Fund to sell traditional software companies INTU and VEEV. AI companies are using Algorithms and cloud storage with data archives to compete with and outperform many traditional software companies. Some software companies may be able to incorporate AI into their products but for now the Fund will step aside from traditional software firms.

APH is a new additional to our portfolio. The following paragraph is a profile of APH.

“Amphenol is one of the world’s largest designers, manufacturers, and marketers of connectors and interconnect systems, antennas solutions, sensors and high-speed cable. Their connector and connector system solutions include fiber optic interconnect, harsh environment interconnect, high-speed interconnect, power interconnect, power distribution, and busbars and radio frequency (RF) interconnect products. APH products ‘Enable the Electronics Revolution’ across virtually every end market including Automotive, Broadband Communications, Commercial Aerospace, Defense, Industrial, Information Technology and Data Communications, Military, Mobile Devices, and Mobile Networks.”

Fund Performance and Strategy

U.S. stock markets continued to advance with periods of severe dips during the first six-months of 2026. Trump policies and tariffs, Artificial Intelligence (AI), and the Iranian conflict heavily impacted global stock and bond indexes. The Fund made minor adjustments as stated above but remained invested in common stock securities with an increase in cash balances or cash equivalents. The Fund’s investment strategy stayed constant with a focus on individual companies that are consistently growing their revenues, earnings, and efficiently reinvesting those earnings back into their businesses.

You will find enclosed the Fund’s financial report. Please do not hesitate to call or write me with regard to any comments or questions about this report. Thank you for investing with us.

Sincerely,

Peter J. Lencki

President

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years
NorthQuest Capital Fund, Inc.	30.34%	10.67%	14.25%
S&P 500 Index with dividends reinvested	22.32%	13.40%	15.50%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. To obtain performance data current to the most recent month end, please call 1-800-239-9136.

Net Assets	$ 11,821,125
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 50,610
Investment Company, Portfolio Turnover	9.20%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$11,821,125	20	9.20%	$50,610

Holdings [Text Block]

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

Largest Holdings [Text Block]

top ten holdings

1.	Lam Research Corp.	14.66%
2.	Monolithic Power Systems, Inc.	8.19%
3.	Vertiv Holdings Co.	6.80%
4.	Fortinet, Inc.	6.50%
5.	Arista Networks, Inc.	6.32%
6.	Caterpillar, Inc.	6.31%
7.	Apple, Inc.	5.87%
8.	GE Aerospace	5.06%
9.	Parker-Hannifin Corp.	4.96%
10.	NVIDIA Corp.	4.57%
	Total % of Net Assets	69.24%